Basis Of Presentation And General Information - Vessels under commercial and technical management by the subsidiary Star Bulk S.A. (Table) (Details) (USD $)	Jun. 30, 2013
Serenity I
Vessels [Line Items]
DWT	53,688
Year Built	2006
Maiden Voyage
Vessels [Line Items]
DWT	58,722
Year Built	2012
Obelix
Vessels [Line Items]
DWT	181,433
Year Built	2011
Renascentia
Vessels [Line Items]
DWT	74,732
Year Built	1999
Vessels under commercial and technical management by the subsidiary Starbulk S.A.
Vessels [Line Items]
Daily fixed management fee received per vessel	$ 750